Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

16.1 Nature of relationships with related parties

Name	Relationships with the Company
Mr Zhao Weibin	Officer
Mr Liu Xiangyao	Director
Wuhan Renhe Group Co., Ltd (“Wuhan Renhe”)	Former shareholder (Mr Wang Geng) of Wuhan Newport
Wuhan Renhe Real Estate Co., Ltd (“Renhe RE”)	Mr. Wang Geng, the director of the Company, holds 100% of Renhe RE

16.2 Related party balances and transactions

Amount due to Mr Zhao Weibin were $118,263 and $126,516 as at December 31, 2016 and 2015, respectively. The amount is unsecured, interest free and does not have a fixed repayment date.

A summary of changes in the amount due to Mr Zhao Weibin is as follows:

	December 31,
	2016	2015

At beginning of year	$126,516	$126,516
Exchange difference adjustment	(8,253)	-
At end of year	$118,263	$126,516

Amount due to Mr Liu Xiangyao were $31,751,959 and $2,428,731 as at December 31, 2016 and 2015, respectively. The amount is unsecured, interest free and does not have a fixed repayment date.

A summary of changes in the amount due to Mr Liu Xiangyao is as follows:

	December 31,
	2016	2015

At beginning of year	$2,428,731	$-
Advances from the director	29,720,658	2,428,731
Repayment to the director	(359,881)	-
Exchange difference adjustment	(37,549)	-
At end of year	$31,751,959	$2,428,731

Amount due to Wuhan Renhe were $nil and $28,822,089 as at December 31, 2016 and December 31, 2015, respectively. The amount is unsecured, interest free and does not have a fixed repayment date.

On June 30, 2015, Wuhan Renhe forgave a total amount of $285,413,074 with the Company. The Company has credited the amount of $285,413,074 to additional paid-in capital in equity.

A summary of changes in the amount due to Wuhan Renhe is as follows:

	December 31,
	2016	2015
At beginning of year	$28,822,089	$322,388,060
Advances from the related party	-	28,463,394
Forgiveness of loan	-	(285,413,074)
Exchange difference adjustment	-	(36,616,291)
Repayment to the related company	28,822,089	-
At end of year	$-	$28,822,089

Amount due to Renhe RE were $nil and $667,776 as at December 31, 2016 and December 31, 2015, respectively. The amount is unsecured, interest free and does not have a fixed repayment date.

A summary of changes in the amount due to Renhe RE is as follows:

	December 31,
	2016	2015
At the beginning of year	$667,776	$-
Advances from the related party	-	667,776
Repayment to the related company	667,776	-
At end of year	$-	$667,776